Accumulated Other Comprehensive Income and Other Components of Equity - Summary of Other Components of Equity (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Miscellaneous equity [abstract]
Number of treasury shares granted	125,412
Treasury shares, Amount directly reflected in equity	₩ 653	₩ 738